28. SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of segment report information

In preparing the financial information for this reportable segment, the transactions between the companies included in the segment have been eliminated. The financial information of this reportable segment for the periods ended December 31, 2020 and 2019 is as follows:

	2020	2019	2018
Residential	4,869,487	5,511,085	6,646,538
Fixed-line services	2,589,013	3,281,905	4,170,105
Broadband	2,243,382	2,185,891	2,423,291
Interconnection	37,092	43,289	53,142
Personal mobility	208,874	219,090	201,022
Mobile telephony services	208,874	219,090	201,022
SMEs/Corporate (B2B services)	3,894,389	4,435,128	4,935,354
Other services and business	92,660	140,004	226,985
Net operating revenue	9,065,410	10,305,307	12,009,899
Operating expenses
Depreciation and amortization	(4,275,006)	(4,468,508)	(3,943,423)
Interconnection	(165,377)	(173,240)	(257,817)
Personnel	(1,689,471)	(1,824,978)	(1,933,304)
Third-party services	(3,110,986)	(3,450,426)	(3,386,137)
Grid maintenance services	(467,841)	(614,871)	(707,233)
Handset and other costs	6,077	10,651	10,696
Advertising and publicity	(310,982)	(442,402)	(326,289)
Rentals and insurance	(1,465,540)	(1,611,080)	(2,620,401)
Provisions/reversals	(139,184)	(211,690)	(198,666)
Expected credit losses on trade receivables	(133,007)	(227,975)	(394,160)
Impairment losses	1,129,708	(2,111,022)	(291,758)
Taxes and other expenses	44,996	342,992	374,270
Other operating income (expenses), net	(518,334)	1,223,846	(5,016,358)
Loss before financial income (expenses) and taxes	(2,029,537)	(3,253,396)	(6,680,681)

Financial income (expenses)
Financial income	3,977,013	2,628,324	30,819,554
Financial expenses	(16,205,801)	(7,689,503)	(4,225,453)

Pre-tax profit (loss)	(14,258,325)	(8,314,575)	19,913,420

Income tax and social contribution	3,576,271	77,931	3,287,871

Profit (loss) from continuing operations	(10,682,054)	(8,236,644)	23,201,291

Discontinued operations
Profit (loss) for the year from discontinued operations (net of taxes) (Note 31)	7,240	(363,669)	1,395,929
Profit (loss) for the year	(10,674,814)	(8,600,313)	24,597,220

Schedule of revenue reportable segments and other segments explanatory

In the years ended December 31, 2020 and 2019, the reconciliation of the revenue from the segment telecommunications in Brazil and total consolidated revenue is as follows:

	2020	2019	2018
Net operating revenue
Revenue related to the reportable segment	9,065,410	10,305,307	12,009,899
Revenue related to other businesses	218,893	186,789	200,161
Net operating revenue from continuing operations (Note 5)	9,284,303	10,492,096	12,210,060

Schedule of reconciliation between the profit (loss) before financial income (expenses) and taxes of the segment telecommunications in brazil and consolidated profit (loss) before financial income (expenses) and taxes information
	2020	2019	2018
Loss before financial income (expenses) and taxes
Telecommunications in Brazil	(2,029,537)	(3,253,396)	(6,680,682)
Other businesses	218,318	(113,447)	(82,894)
Loss before financial income (expenses) and taxes from continuing operations (Note 5)	(1,811,219)	(3,366,843)	(6,763,576)

Schedule of total assets, liabilities and property, plant and equipment and intangible assets per geographic market

Total assets, liabilities and tangible and intangible assets per geographic market as at December 31, 2020 are as follows:

	2020
	Total assets	Total liabilities	Tangible assets	Intangible assets	Investment in tangible and intangible assets
Brazil	73,378,504	65,787,900	24,135,058	3,697,821	7,645,360
Other, primarily Africa	461,283	281,977	14,489	3,250	34,028

	2019
	Total assets	Total liabilities	Tangible assets	Intangible assets	Investment in tangible and intangible assets
Brazil	67,294,245	53,525,978	38,910,834	3,997,865	7,396,983
Other, primarily Africa	4,597,577	569,338	84,122	21,327	28,530